CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited) (Details - Statements of operations) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
EXPENSE:
General and administrative	$ 520,884	$ 285,740
OTHER INCOME (EXPENSE)
Other (expense) net	(22,077)	0
Net income (loss)	54,450	(341,210)
Consolidated Entities [Member]
EXPENSE:
General and administrative	(401,354)	(207,297)
OTHER INCOME (EXPENSE)
Gain (loss) from investment in subsidiaries	502,834	(133,913)
Other (expense) net	(47,030)	0
Total other income	455,804	(133,913)
Net income (loss)	$ 54,450	$ (341,210)